UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07455
                                                    ---------------------

                              Phoenix-Seneca Funds
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-3197
                                                           -------------

                   Date of fiscal year end: September 30, 2004
                                           -------------------

                    Date of reporting period: March 31, 2004
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Semiannual Report

[]  MARCH 31, 2004

(LOGO)
o SENECA o
[GRAPHIC OMITTED]


Phoenix-Seneca Bond Fund

Phoenix-Seneca Equity Income Fund

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                                 DO YOU WANT TO
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                             FUND DOCUMENTS BY MAIL?
                                      GO TO
                             PHOENIXINVESTMENTS.COM,
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(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS(SM)
[GRAPHIC OMITTED]

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      Over the last six months, financial services have seen significant change. National news has continued to reflect regulatory attention being paid to a few mutual fund companies' business conduct. In turn, certain industry-wide practices remain under increased scrutiny.

      Your Fund's Board of Trustees recognizes the seriousness of these issues. As a result, it has expanded its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board has undertaken a review of its own structure and governance protocols to insure that our practices are not only compliant with regulatory standards, but, whenever practical, also conform to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this Phoenix-Seneca Funds semiannual report. We've witnessed new life in the equity markets, and I am encouraged that our overall economy has begun a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix-Seneca Bond Fund, Phoenix-Seneca Equity Income Fund, and Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,


/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds


APRIL 1, 2004



1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of fund management. There is no guarantee that market forecasts discussed will be realized.

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Phoenix-Seneca Bond Fund ....................................................  3
Phoenix-Seneca Equity Income Fund ........................................... 11
Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund ...................................... 17
Notes to Financial Statements ............................................... 23


   This report is not authorized for distribution to prospective investors in Phoenix-Seneca Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Trust's record and other pertinent information.

PHOENIX-SENECA BOND FUND

                          INVESTMENTS AT MARCH 31, 2004
                                   (UNAUDITED)


                                                           PAR
                                                MOODY'S   VALUE
                                                 RATING   (000)      VALUE
                                                -------   ------  -----------
U.S. GOVERNMENT SECURITIES--5.7%

U.S. TREASURY BONDS--2.0%
U.S. Treasury Bond 6.25%, 5/15/30(c) .........    Aaa     $1,311  $ 1,582,777

U.S. TREASURY NOTES--3.7%
U.S. Treasury Note 1.625%, 10/31/05 ..........    Aaa        115      115,458
U.S. Treasury Note 5%, 2/15/11 ...............    Aaa      1,365    1,506,832

U.S. Treasury Inflationary Note 3%,
7/15/12(d) ...................................    Aaa      1,000    1,172,241

U.S. Treasury Note 4.25%, 8/15/13 ............    Aaa         70       72,537
                                                                  -----------
                                                                    2,867,068
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $4,325,328)                                        4,449,845
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--14.7%

Fannie Mae 7.50%, 2/1/27 .....................    Aaa        543      582,867
Fannie Mae 6%, 9/1/33 ........................    Aaa        949      988,337
Fannie Mae 5.50%, 12/1/33 ....................    Aaa      1,604    1,644,257
Fannie Mae 03-113, PE 4%, 11/25/18 ...........    Aaa        895      848,929
Fannie Mae 04-21, Ae 4%, 4/25/19 .............    Aaa      1,035      960,246
Fannie Mae 04-5, D 4%, 2/25/19 ...............    Aaa        960      916,749
Freddie Mac 5.50%, '16-'22(c) ................    Aaa      4,699    4,831,631
Freddie Mac 4%, 3/15/19 ......................    Aaa        690      637,172
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,365,289)                                      11,410,188
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.5%

Residential Asset Mortgage Products, Inc.
04-Sl1, A4 6.50%, 3/25/34 ....................    Aaa      1,829    1,902,732
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,903,876)                                        1,902,732
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--20.3%

Banc of America Commercial Mortgage,
Inc. 00-1, A1A 7.109%, 11/15/31 ..............    Aaa        552      614,734

Bank of America Alternative Loan Trust
04-1, 2A1 6%, 2/25/34 ........................    Aaa        672      707,817


                                                           PAR
                                                MOODY'S   VALUE
                                                 RATING   (000)      VALUE
                                                -------   ------  -----------
CDC Commercial Mortgage Trust 02-FX1,
A1 5.252%, 5/15/19 ...........................    Aaa     $  559  $   597,026

Countrywide Alternative Loan Trust 02-12,
A3 5.40%, 11/25/32 ...........................    Aaa        412      417,000

Countrywide Alternative Loan Trust 02-6,
A5 6.50%, 7/25/32 ............................    Aaa        133      133,915

Countrywide Alternative Loan Trust 04-5CB,
1A1 6%, 3/25/34 ..............................    Aaa      1,180    1,227,937

CS First Boston Mortgage Securities Corp.
03-23, 5A1 6%, 9/25/33 .......................    Aaa        778      807,472

CS First Boston Mortgage Securities Corp.
04-1, 2A1 6.50%, 2/25/34 .....................    Aaa      1,153    1,212,493

Master Asset Securitization Trust
Alternative Loans Trust 03-5, 1A1 5.50%,
6/25/33 ......................................    Aaa      1,190    1,214,606

Master Asset Securitization Trust
Alternative Loans Trust 03-7, 5A1 6.25%,
11/25/33 .....................................    Aaa        883      922,520

Master Asset Securitization Trust
Alternative Loans Trust 03-7, 6A1 6.50%,
12/25/33 .....................................    Aaa        537      560,671

Master Asset Securitization Trust
Alternative Loans Trust 04-1, 3A1 7%,
1/25/34 ......................................    Aaa        989    1,068,731

Master Asset Securitization Trust
Alternative Loans Trust 04-3, 5A1 6.50%,
3/25/34 ......................................    Aaa      1,180    1,229,044

Master Asset Securitization Trust
Alternative Loans Trust 04-3, 6A1 6.50%,
4/25/34 ......................................    Aaa      1,690    1,760,241

New Century Home Equity Loan Trust 03-5,
A14 4.76%, 11/25/33 ..........................    Aaa      1,085    1,128,937

Structured Asset Securities Corp. 03-33H,
1A1 5.50%, 10/25/33 ..........................    Aaa      1,758    1,799,674

Washington Mutual MSC Mortgage
Pass-Through Certificates 01-MS14, 1A4
6.25%, 12/25/31 ..............................    Aaa        294      298,098
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $15,534,248)                                      15,700,916
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund


                                                           PAR
                                                MOODY'S   VALUE
                                                 RATING   (000)      VALUE
                                                -------   ------  -----------
DOMESTIC CORPORATE BONDS--38.3%

AEROSPACE & DEFENSE--1.5%
Boeing Capital Corp. 6.10%, 3/1/11 ...........     A      $  345  $   383,203
Goodrich Corp. 7.625%, 12/15/12 ..............    Baa        138      164,027
Goodrich Corp. 7%, 4/15/38 ...................    Baa        210      227,994
Raytheon Co. 4.85%, 1/15/11 ..................    Baa        350      363,948
                                                                  -----------
                                                                    1,139,172
                                                                  -----------
AUTO PARTS & EQUIPMENT--0.6%
Delphi Corp. 6.50%, 8/15/13 ..................    Baa        175      186,996
Delphi Trust II 6.197%, 11/15/33 .............    Baa        235      241,286
                                                                  -----------
                                                                      428,282
                                                                  -----------
AUTOMOBILE MANUFACTURERS--1.8%
DaimlerChrysler NA Holding Corp. 4.05%,
6/4/08 .......................................     A         410      414,369

Ford Motor Co. 6.625%, 10/1/28 ...............    Baa        365      335,525
General Motors Corp. 8.375%, 7/15/33 .........    Baa        555      629,570
                                                                  -----------
                                                                    1,379,464
                                                                  -----------
BROADCASTING & CABLE TV--4.8%
Clear Channel Communications, Inc.
8%, 11/1/08(c) ...............................    Ba         634      744,950

CSC Holdings, Inc. 10.50%, 5/15/16 ...........     B         325      377,000

CSC Holdings, Inc. Series B 7.625%,
4/1/11 .......................................     B         365      386,900

Echostar DBS Corp. 9.125%, 1/15/09 ...........    Ba         625      709,375

EchoStar DBS Corp. 144A 5.75%,
10/1/08(b) ...................................    Ba         360      373,500

Lenfest Communications, Inc. 10.50%,
6/15/06 ......................................    Ba         231      267,094

Liberty Media Corp. 3.50%, 9/25/06 ...........    Baa        540      549,885

TCI Communications Financing III 9.65%,
3/31/27 ......................................    Ba         270      328,290
                                                                  -----------
                                                                    3,736,994
                                                                  -----------
BUILDING PRODUCTS--0.5%
American Standard, Inc. 7.625%, 2/15/10 ......    Ba         328      381,300

CASINOS & GAMING--0.5%
Caesars Entertainment, Inc. 7.875%,
12/15/05 .....................................    Ba         360      384,300

CONSUMER FINANCE--2.2%
American General Finance Corp. 4%,
3/15/11 ......................................     A         410      408,287


                                                           PAR
                                                MOODY'S   VALUE
                                                 RATING   (000)      VALUE
                                                -------   ------  -----------
General Electric Capital Corp. Series MTNA
2.85%, 1/30/06 ...............................    Aaa     $  345  $   351,322

General Motors Acceptance Corp. 6.125%,
8/28/07 ......................................     A         311      335,170

Household Finance Corp. 7.875%, 3/1/07 .......     A          87       99,845

John Deere Capital Corp. Series MTND
4.125%, 7/15/05 ..............................     A          25       25,809

MBNA America Bank NA 5.375%, 1/15/08 .........    Baa        479      516,916
                                                                  -----------
                                                                    1,737,349
                                                                  -----------
DIVERSIFIED BANKS--0.3%
Wachovia Corp. 4.875%, 2/15/14 ...............     A         240      245,167

ELECTRIC UTILITIES--1.5%
Consolidated Edison Co. of New York
5.875%, 4/1/33 ...............................     A         135      140,351

Pacific Gas & Electric Co. 4.20%, 3/1/11 .....    Baa        130      130,166
Pacific Gas & Electric Co. 6.05%, 3/1/34 .....    Baa         90       91,030
Progress Energy, Inc. 6.75%, 3/1/06 ..........    Baa        376      407,524

Southern California Edison Co. 8%,
2/15/07 ......................................    Baa        330      378,871
                                                                  -----------
                                                                    1,147,942
                                                                  -----------
ENVIRONMENTAL SERVICES--1.0%
Waste Management, Inc. 6.50%, 11/15/08 .......    Baa        713      803,323

FOREST PRODUCTS--0.2%
Weyerhaeuser Co. 6.875%, 12/15/33 ............    Baa        165      179,299

GAS UTILITIES--0.9%
NiSource Finance Corp. 7.625%, 11/15/05 ......    Baa        656      713,704

GENERAL MERCHANDISE STORES--0.6%
Target Corp. 7%, 7/15/31 .....................     A         375      442,266

HEALTH CARE DISTRIBUTORS--0.2%
Omnicare, Inc. 8.125%, 3/15/11 ...............    Ba         160      179,200

HEALTH CARE SERVICES--0.5%
Fresenius Medical Capital Trust II 7.875%,
2/1/08 .......................................    Ba         325      355,062

HOMEBUILDING--1.5%
D.R. Horton, Inc. 7.50%, 12/1/07 .............    Ba         513      577,125
NVR, Inc. 5%, 6/15/10 ........................    Ba         239      241,390
Toll Corp. 8%, 5/1/09 ........................    Ba         350      366,187
                                                                  -----------
                                                                    1,184,702
                                                                  -----------

HOTELS, RESORTS & CRUISE LINES--0.7%
Hilton Hotels Corp. 7.625%, 12/1/12 ..........    Ba         294      339,202
Royal Caribbean Cruises Ltd. 8%, 5/15/10 .....    Ba          30       34,050


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund


                                                           PAR
                                                MOODY'S   VALUE
                                                 RATING   (000)      VALUE
                                                -------   ------  -----------
Royal Caribbean Cruises Ltd. 8.75%,
2/2/11 .......................................    Ba      $  130  $   152,750

Royal Caribbean Cruises Ltd. 7.25%,
3/15/18 ......................................    Ba          22       23,100
                                                                  -----------
                                                                      549,102
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.5%
American Greetings Corp. Class A 6.10%,
8/1/28 .......................................    Ba         389      422,065

INTEGRATED OIL & GAS--0.8%
ConocoPhillips 3.625%, 10/15/07(c) ...........     A         630      649,488

INTEGRATED TELECOMMUNICATION SERVICES--2.1%
Sprint Capital Corp. 8.75%, 3/15/32(c) .......    Baa        825    1,042,717

Verizon Global Funding Corp. 7.75%,
12/1/30 ......................................     A         465      564,874
                                                                  -----------
                                                                    1,607,591
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--2.3%
Bear Stearns Cos., Inc. (The) 2.875%,
7/2/08 .......................................     A         330      326,033

Goldman Sachs Group, Inc. 5.25%,
10/15/13 .....................................    Aa         155      160,451

Goldman Sachs Group, Inc. 6.125%,
2/15/33 ......................................    Aa         440      453,683

Lehman Brothers Holdings, Inc. 4%,
1/22/08 ......................................     A         142      147,383

Morgan Stanley 6.75%, 4/15/11 ................    Aa         335      386,962
Morgan Stanley 4.75%, 4/1/14 .................     A         285      280,326
                                                                  -----------
                                                                    1,754,838
                                                                  -----------
LIFE & HEALTH INSURANCE--1.5%
Protective Life Secured Trust 4%, 4/1/11 .....    Aa       1,130    1,128,780

METAL & GLASS CONTAINERS--1.1%
Ball Corp. 6.875%, 12/15/12 ..................    Ba         306      332,393

Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09 ..............................     B         298      323,330

Owens-Illinois, Inc. 7.15%, 5/15/05 ..........    Caa        150      156,000
                                                                  -----------
                                                                      811,723
                                                                  -----------
MOVIES & ENTERTAINMENT--0.7%
Historic TW, Inc. 9.125%, 1/15/13 ............    Baa        424      545,972

MULTI-LINE INSURANCE--0.6%
Loews Corp. 5.25%, 3/15/16 ...................    Baa        450      444,483


                                                           PAR
                                                MOODY'S   VALUE
                                                 RATING   (000)      VALUE
                                                -------   ------  -----------
OIL & GAS EXPLORATION & PRODUCTION--0.7%
Pemex Project Funding Master Trust
8.625%, 2/1/22 ...............................    Baa     $  295  $   340,725

XTO Energy, Inc. 6.25%, 4/15/13 ..............    Baa        160      177,513
                                                                  -----------
                                                                      518,238
                                                                  -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
Citigroup, Inc. 7.25%, 10/1/10 ...............    Aa         195      232,238

PACKAGED FOODS & MEATS--1.7%
ConAgra Foods, Inc. 7.50%, 9/15/05 ...........    Baa        325      350,704
Dean Foods Co. 8.15%, 8/1/07 .................    Ba         443      496,160
Kraft Foods, Inc. 5.625%, 11/1/11 ............     A         445      482,547
                                                                  -----------
                                                                    1,329,411
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--0.4%
Fund American Cos., Inc. 5.875%,
5/15/13 ......................................    Baa        290      304,583

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
LNR Property Corp. 7.625%, 7/15/13 ...........    Ba         235      250,275

REGIONAL BANKS--0.5%
Colonial Bank 9.375%, 6/1/11 .................    Ba         338      412,798

REITS--1.4%
Archstone-Smith Trust 7.90%, 2/15/16 .........    Baa        191      232,208
Istar Financial, Inc. 6%, 12/15/10 ...........    Ba         185      195,175

Istar Financial, Inc. 144A 4.875%,
1/15/09(b) ...................................    Ba         535      543,025

Rouse Co. (The) 3.625%, 3/15/09 ..............    Baa        115      113,963
                                                                  -----------
                                                                    1,084,371
                                                                  -----------
RESTAURANTS--1.2%
Yum! Brands, Inc. 7.70%, 7/1/12 ..............    Ba         748      891,055

THRIFTS & MORTGAGE FINANCE--1.2%
Sovereign Bank Class A-1 144A 10.20%,
6/30/05(b) ...................................    Baa        873      928,635

TOBACCO--0.8%
Altria Group, Inc. 7%, 11/4/13 ...............    Baa        440      484,898
DIMON, Inc. Series B 9.625%, 10/15/11 ........    Ba         120      130,200
                                                                  -----------
                                                                      615,098
                                                                  -----------
TRUCKING--0.9%
Avis Group Holdings, Inc. 11%, 5/1/09 ........    Baa        169      178,717
Hertz Corp. 4.70%, 10/2/06(c) ................    Baa        515      527,865
                                                                  -----------
                                                                      706,582
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $27,893,754)                                      29,624,852
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund


                                                           PAR
                                                MOODY'S   VALUE
                                                 RATING   (000)      VALUE
                                                -------   ------  -----------
FOREIGN GOVERNMENT SECURITIES--3.1%

MEXICO--0.5%
United Mexican States 6.375%, 1/16/13 ........    Baa     $  351  $   380,133

POLAND--0.4%
Republic of Poland 5.25%, 1/15/14 ............     A         305      317,963

SWEDEN--2.2%
Swedish Export Credit Corp. 0%, 6/5/07(e) ....    Aaa      1,690    1,735,630
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,340,240)                                        2,433,726
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(f)--6.6%

CANADA--3.0%
Abitibi-Consolidated, Inc., 8.30%, 8/1/05 ....    Ba         345      361,579
Cascades, Inc. 7.25%, 2/15/13 ................    Ba         296      313,020
Corus Entertainment, Inc. 8.75%, 3/1/12 ......     B          82       91,225

Norske Skog Canada Ltd. Series D
8.625%, 6/15/11 ..............................    Ba         180      194,400

Rogers Cablesystems Ltd. Series B 10%,
3/15/05 ......................................    Ba         270      290,250

Tembec Industries, Inc. 8.50%, 2/1/11 ........    Ba         395      396,975
TransCanada Pipelines Ltd. 4%, 6/15/13 .......     A         470      454,537
Videotron Ltd. 6.875%, 1/15/14 ...............    Ba         205      215,250
                                                                  -----------
                                                                    2,317,236
                                                                  -----------
FRANCE--0.5%
Crown European Holdings SA 9.50%,
3/1/11 .......................................     B         365      411,538

GERMANY--0.7%
Deutsche Telekom International Finance BV
8.25%, 6/15/05 ...............................    Baa        495      532,909

NETHERLANDS--0.3%
ABN AMRO Bank NV 4.65%, 6/4/18 ...............     A         240      231,407


                                                           PAR
                                                MOODY'S   VALUE
                                                 RATING   (000)      VALUE
                                                -------   ------  -----------
UNITED KINGDOM--1.5%
BP Capital Markets plc 2.625%, 3/15/07 .......    Aa      $  360  $   364,266

British Sky Broadcasting Group plc
8.20%, 7/15/09 ...............................    Ba         430      519,420

ICI Wilmington 5.625%, 12/1/13 ...............    Baa        255      266,273
                                                                  -----------
                                                                    1,149,959
                                                                  -----------
UNITED STATES--0.6%
Tyco International Group SA 144A 6%,
11/15/13(b) ..................................    Ba         405      427,825
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,920,934)                                        5,070,874
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.2%
(IDENTIFIED COST $68,283,669)                                      70,593,133
-----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--8.4%

FEDERAL AGENCY SECURITIES--8.4%
Fannie Mae 0.96%, 4/1/04 .....................             6,500    6,500,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $6,500,000)                                        6,500,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $74,783,669)                                      77,093,133(a)

Other assets and liabilities, net--0.4%                               345,078
                                                                  -----------
NET ASSETS--100.0%                                                $77,438,211
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,440,359 and gross depreciation of $184,587 for federal income tax purposes. At March 31, 2004, the aggregate cost of securities for federal income tax purposes was $74,837,361.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, these securities amounted to a value of $2,272,985 or 2.9% of net assets.
(c) All or a portion segregated as collateral for a delayed delivery transaction.
(d) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(e) Principal amount is adjusted daily pursuant to the change in the Goldman Sachs Non-Energy Excess Return Index.
(f) Foreign Corporate Bonds are determined based on the country in which the bond is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2J "Foreign security country determination" in the Notes to Financial Statements.


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $74,783,669)                                   $77,093,133
Cash                                                                    52,136
Receivables
   Investment securities sold                                        8,171,437
   Interest                                                            729,728
   Fund shares sold                                                    309,852
Prepaid expenses                                                           724
                                                                   -----------
     Total assets                                                   86,357,010
                                                                   -----------
LIABILITIES
Payables
   Investment securities purchased                                   8,774,659
   Fund shares repurchased                                              27,597
   Investment advisory fee                                              29,271
   Transfer agent fee                                                   18,396
   Distribution and service fees                                        16,321
   Financial agent fee                                                   7,015
   Trustees' fee                                                         1,213
   Payable to adviser                                                      470
Accrued expenses                                                        43,857
                                                                   -----------
     Total liabilities                                               8,918,799
                                                                   -----------
NET ASSETS                                                         $77,438,211
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $74,522,859
Distributions in excess of net investment income                       (22,335)
Accumulated net realized gain                                          628,223
Net unrealized appreciation                                          2,309,464
                                                                   -----------
NET ASSETS                                                         $77,438,211
                                                                   ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $38,045,071)                  3,501,903
Net asset value and offering price per share                            $10.86

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $26,767,325)                  2,485,901
Net asset value per share                                               $10.77
Offering price per share $10.77/(1-4.75%)                               $11.31

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $8,784,872)                     830,218
Net asset value and offering price per share                            $10.58

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $3,840,943)                     362,349
Net asset value and offering price per share                            $10.60


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $1,766,165
                                                                    ----------
     Total investment income                                         1,766,165
                                                                    ----------
EXPENSES
Investment advisory fee                                                188,747
Service fees, Class A                                                   29,859
Distribution and service fees, Class B                                  46,765
Distribution and service fees, Class C                                  21,088
Financial agent fee                                                     41,976
Transfer agent                                                          46,990
Registration                                                            24,498
Professional                                                            16,952
Custodian                                                               11,727
Printing                                                                 7,425
Trustees                                                                 5,023
Miscellaneous                                                            9,456
                                                                    ----------
     Total expenses                                                    450,506
     Less expenses borne by investment adviser                         (26,375)
                                                                    ----------
     Net expenses                                                      424,131
                                                                    ----------
NET INVESTMENT INCOME                                                1,342,034
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                       750,822
Net change in unrealized appreciation (depreciation) on
   investments                                                         680,617
                                                                    ----------
NET GAIN ON INVESTMENTS                                              1,431,439
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,773,473
                                                                    ==========


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                   STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     Six Months
                                                                                                        Ended
                                                                                                       3/31/04          Year Ended
                                                                                                     (Unaudited)          9/30/03
                                                                                                     -----------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                                      $ 1,342,034       $  2,715,988
   Net realized gain (loss)                                                                              750,822          2,948,318
   Net change in unrealized appreciation (depreciation)                                                  680,617            166,483
                                                                                                     -----------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         2,773,473          5,830,789
                                                                                                     -----------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                                       (956,223)        (1,492,195)
   Net investment income, Class A                                                                       (565,890)          (778,490)
   Net investment income, Class B                                                                       (189,201)          (318,986)
   Net investment income, Class C                                                                        (84,908)          (149,071)
   Net realized short-term gains, Class X                                                               (165,251)          (217,767)
   Net realized short-term gains, Class A                                                               (101,326)          (132,351)
   Net realized short-term gains, Class B                                                                (40,695)           (68,404)
   Net realized short-term gains, Class C                                                                (18,411)           (31,478)
                                                                                                     -----------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                          (2,121,905)        (3,188,742)
                                                                                                     -----------       ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (542,483 and 931,093 shares, respectively)                            5,820,608          9,890,760
   Net asset value of shares issued from reinvestment of distributions
     (92,980 and 149,298 shares, respectively)                                                           998,951          1,572,658
   Cost of shares repurchased (470,968 and 2,422,700 shares, respectively)                            (5,090,232)       (25,366,816)
                                                                                                     -----------       ------------
Total                                                                                                  1,729,327        (13,903,398)
                                                                                                     -----------       ------------
CLASS A
   Proceeds from sales of shares (833,514 and 952,708 shares, respectively)                            8,887,214          9,955,589
   Net asset value of shares issued from reinvestment of distributions
     (53,760 and 65,813 shares, respectively)                                                            572,741            688,645
   Cost of shares repurchased (391,779 and 1,080,334 shares, respectively)                            (4,171,221)       (11,324,986)
                                                                                                     -----------       ------------
Total                                                                                                  5,288,734           (680,752)
                                                                                                     -----------       ------------
CLASS B
   Proceeds from sales of shares (31,251 and 292,241 shares, respectively)                               328,073          3,004,971
   Net asset value of shares issued from reinvestment of distributions
     (16,166 and 26,320 shares, respectively)                                                            169,212            270,800
   Cost of shares repurchased (190,007 and 341,941 shares, respectively)                              (1,990,265)        (3,536,816)
                                                                                                     -----------       ------------
Total                                                                                                 (1,492,980)          (261,045)
                                                                                                     -----------       ------------
CLASS C
   Proceeds from sales of shares (12,747 and 195,645 shares, respectively)                               133,834          2,009,923
   Net asset value of shares issued from reinvestment of distributions
     (7,754 and 13,767 shares, respectively)                                                              81,295            141,868
   Cost of shares repurchased (109,931 and 255,505 shares, respectively)                              (1,154,935)        (2,625,231)
                                                                                                     -----------       ------------
Total                                                                                                   (939,806)          (473,440)
                                                                                                     -----------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                           4,585,275        (15,318,635)
                                                                                                     -----------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                               5,236,843        (12,676,588)

NET ASSETS
   Beginning of period                                                                                72,201,368         84,877,956
                                                                                                     -----------       ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF ($22,335) AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF $431,853, RESPECTIVELY]                                  $77,438,211       $ 72,201,368
                                                                                                     ===========       ============

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS X
                                               -------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                         YEAR ENDED SEPTEMBER 30,
                                                 3/31/04     -----------------------------------------------------------------------
                                               (UNAUDITED)     2003          2002 (10)    2001         2000            1999
Net asset value, beginning of period             $10.78       $10.39        $10.44       $10.16       $10.35          $10.68
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 0.21         0.41          0.48         0.70         0.77            0.69
   Net realized and unrealized gain (loss)         0.19         0.46          0.12         0.26        (0.18)          (0.31)
                                                 ------       ------        ------       ------       ------          ------
     TOTAL FROM INVESTMENT OPERATIONS              0.40         0.87          0.60         0.96         0.59            0.38
                                                 ------       ------        ------       ------       ------          ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.27)       (0.42)        (0.49)       (0.68)       (0.71)          (0.62)
   Distributions from net realized gains          (0.05)       (0.06)        (0.16)          --        (0.07)          (0.09)
                                                 ------       ------        ------       ------       ------          ------
     TOTAL DISTRIBUTIONS                          (0.32)       (0.48)        (0.65)       (0.68)       (0.78)          (0.71)
                                                 ------       ------        ------       ------       ------          ------
Change in net asset value                          0.08         0.39         (0.05)        0.28        (0.19)          (0.33)
                                                 ------       ------        ------       ------       ------          ------
NET ASSET VALUE, END OF PERIOD                   $10.86       $10.78        $10.39       $10.44       $10.16          $10.35
                                                 ======       ======        ======       ======       ======          ======
Total return                                       3.74%(4)     8.57%         5.94%        9.84%        6.17%           3.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $38,045      $35,966       $48,606      $48,448      $39,981         $34,853
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              0.83%(3)     0.86%(7)      0.82%(8)     0.84%(8)     0.90%(5)(8)     1.06%(5)(7)
   Net investment income                           3.85%(3)     3.93%         4.75%        6.79%        7.67%           6.60%
Portfolio turnover                                   81%(4)      244%          410%         170%          74%             95%

                                                                                      CLASS A
                                               -------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                         YEAR ENDED SEPTEMBER 30,
                                                 3/31/04     -----------------------------------------------------------------------
                                               (UNAUDITED)     2003          2002 (10)    2001         2000            1999
Net asset value, beginning of period             $10.68       $10.29        $10.37       $10.11       $10.29          $10.68
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 0.19         0.38          0.44         0.67         0.75            0.59
   Net realized and unrealized gain (loss)         0.20         0.45          0.11         0.26        (0.18)          (0.33)
                                                 ------       ------        ------       ------       ------          ------
     TOTAL FROM INVESTMENT OPERATIONS              0.39         0.83          0.55         0.93         0.57            0.26
                                                 ------       ------        ------       ------       ------          ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.25)       (0.38)        (0.47)       (0.67)       (0.68)          (0.56)
   Distributions from net realized gains          (0.05)       (0.06)        (0.16)          --        (0.07)          (0.09)
                                                 ------       ------        ------       ------       ------          ------
     TOTAL DISTRIBUTIONS                          (0.30)       (0.44)        (0.63)       (0.67)       (0.75)          (0.65)
                                                 ------       ------        ------       ------       ------          ------
Change in net asset value                          0.09         0.39         (0.08)        0.26        (0.18)          (0.39)
                                                 ------       ------        ------       ------       ------          ------
NET ASSET VALUE, END OF PERIOD                   $10.77       $10.68        $10.29       $10.37       $10.11          $10.29
                                                 ======       ======        ======       ======       ======          ======
Total return(2)                                    3.69%(4)     8.28%         5.50%        9.54%        5.84%           2.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $26,767      $21,263       $21,127      $15,376       $7,335          $2,732
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                           1.15%(3)     1.15%(7)      1.15%(7)     1.15%(9)     1.15%(9)        1.88%(7)
   Net investment income                           3.52%(3)     3.65%         4.38%        6.42%        7.60%           5.80%
Portfolio turnover                                   81%(4)      244%          410%         170%          74%             95%

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in the total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5)  If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.13% and 3.41% for the periods ended September 30, 2000 and 1999, respectively.
(6)  If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.17%, 1.21%, 1.22%, 1.27%, 1.81% and 4.08% for the periods ended March 31, 2004, September 30, 2003, 2002,
     2001, 2000 and 1999, respectively.
(7)  The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would not significantly differ.
(8)  For the periods ended September 30, 2002, 2001 and 2000, the ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 0.83%, 0.85% and
     0.91%, respectively.
(9)  The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 1.16%.
(10) As required, effective October 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment
     Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended
     September 30, 2002, was to decrease the ratio of net investment income to average net assets from 4.80% to 4.75% and from 4.44%
     to 4.38% for Class X and Class A, respectively; to decrease net investment income (loss) per share from 0.49 to 0.48 per share and from 0.45 to 0.44 per share for Class X and Class A, respectively; and, to increase net realized and unrealized gain (loss)
     from 0.11 to 0.12 per share and from 0.10 to 0.11 per share for Class X and Class A, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS B
                                               -------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                         YEAR ENDED SEPTEMBER 30,
                                                 3/31/04     -----------------------------------------------------------------------
                                               (UNAUDITED)     2003          2002(9)      2001         2000            1999
Net asset value, beginning of period             $10.50       $10.13        $10.25       $10.04       $10.27          $10.67
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 0.15         0.30          0.36         0.57         0.68            0.52
   Net realized and unrealized gain (loss)         0.19         0.44          0.11         0.28        (0.20)          (0.33)
                                                 ------       ------        ------       ------       ------          ------
     TOTAL FROM INVESTMENT OPERATIONS              0.34         0.74          0.47         0.85         0.48            0.19
                                                 ------       ------        ------       ------       ------          ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.21)       (0.31)        (0.43)       (0.64)       (0.64)          (0.50)
   Distributions from net realized gains          (0.05)       (0.06)        (0.16)          --        (0.07)          (0.09)
                                                 ------       ------        ------       ------       ------          ------
     TOTAL DISTRIBUTIONS                          (0.26)       (0.37)        (0.59)       (0.64)       (0.71)          (0.59)
                                                 ------       ------        ------       ------       ------          ------
Change in net asset value                          0.08         0.37         (0.12)        0.21        (0.23)          (0.40)
                                                 ------       ------        ------       ------       ------          ------
NET ASSET VALUE, END OF PERIOD                   $10.58       $10.50        $10.13       $10.25       $10.04          $10.27
                                                 ======       ======        ======       ======       ======          ======
Total return(2)                                    3.27%(4)     7.43%         4.83%        8.67%        5.06%           1.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $8,785      $10,218       $10,093       $7,713       $3,086          $1,593
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                           1.90%(3)     1.90%(7)      1.90%(7)     1.90%(8)     1.90%(8)        2.62%(7)
   Net investment income                           2.78%(3)     2.91%         3.63%        5.64%        6.83%           5.09%
Portfolio turnover                                   81%(4)      244%          410%         170%          74%             95%

                                                                                      CLASS C
                                               -------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                         YEAR ENDED SEPTEMBER 30,
                                                 3/31/04     -----------------------------------------------------------------------
                                               (UNAUDITED)     2003          2002(9)      2001         2000            1999
Net asset value, beginning of period             $10.52       $10.15        $10.26       $10.06       $10.27          $10.67
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 0.15         0.30          0.36         0.58         0.69            0.49
   Net realized and unrealized gain (loss)         0.19         0.44          0.12         0.26        (0.20)          (0.30)
                                                 ------       ------        ------       ------       ------          ------
     TOTAL FROM INVESTMENT OPERATIONS              0.34         0.74          0.48         0.84         0.49            0.19
                                                 ------       ------        ------       ------       ------          ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.21)       (0.31)        (0.43)       (0.64)       (0.63)          (0.50)
   Distributions from net realized gains          (0.05)       (0.06)        (0.16)          --        (0.07)          (0.09)
                                                 ------       ------        ------       ------       ------          ------
     TOTAL DISTRIBUTIONS                          (0.26)       (0.37)        (0.59)       (0.64)       (0.70)          (0.59)
                                                 ------       ------        ------       ------       ------          ------
Change in net asset value                          0.08         0.37         (0.11)        0.20        (0.21)          (0.40)
                                                 ------       ------        ------       ------       ------          ------
NET ASSET VALUE, END OF PERIOD                   $10.60       $10.52        $10.15       $10.26       $10.06          $10.27
                                                 ======       ======        ======       ======       ======          ======
Total return(2)                                    3.27%(4)     7.42%         4.83%        8.65%        5.12%           1.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $3,841       $4,754        $5,052       $3,842       $1,957            $444
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                           1.90%(3)     1.90%(7)      1.90%(7)     1.90%(8)     1.90%(8)        2.91%(7)
   Net investment income                           2.79%(3)     2.91%         3.63%        5.69%        6.88%           4.71%
Portfolio turnover                                   81%(4)      244%          410%         170%          74%             95%

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in the total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5)  If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.14%, 2.10%, 2.16%, 2.35%, 3.08% and 5.67% for the periods ended March 31, 2004, September 30, 2003, 2002,
     2001, 2000 and 1999, respectively.
(6)  If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.53%, 2.41%, 2.50%, 2.78%, 4.08% and 9.50% for the periods ended March 31, 2004, September 30, 2003, 2002,
     2001, 2000 and 1999, respectively.
(7)  The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would not significantly differ.
(8)  The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 1.91%.
(9)  As required, effective October 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment
     Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended
     September 30, 2002, was to decrease the ratio of net investment income to average net assets from 3.69% to 3.63% for Class B and Class C; to decrease net investment income (loss) per share from 0.37 to 0.36 per share for Class B and Class C; and, to increase net realized and unrealized gain (loss) from 0.10 to 0.11 per share and from 0.11 to 0.12 per share for Class B and
     Class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-SENECA EQUITY INCOME FUND

                          INVESTMENTS AT MARCH 31, 2004
                                   (UNAUDITED)


                                                          SHARES     VALUE
                                                          ------  -----------
DOMESTIC COMMON STOCKS--95.3%

REAL ESTATE INVESTMENT TRUSTS--66.5%

DIVERSIFIED--4.7%
Cresent Real Estate Equities Co. .....................    10,660  $   191,560
iStar Financial, Inc. ................................     6,660      281,718
Vornado Realty Trust .................................    15,520      938,650
-----------------------------------------------------------------------------
TOTAL DIVERSIFIED                                                   1,411,928
-----------------------------------------------------------------------------

INDUSTRIAL/OFFICE--19.3%

INDUSTRIAL--3.9%
AMB Property Corp. ...................................    11,820      439,349
ProLogis .............................................    20,570      737,846
                                                                  -----------
                                                                    1,177,195
                                                                  -----------
MIXED--4.2%
Duke Realty Corp. ....................................    14,450      501,704
Liberty Property Trust ...............................    16,490      742,050
                                                                  -----------
                                                                    1,243,754
                                                                  -----------
OFFICE--11.2%
Boston Properties, Inc. ..............................    15,510      842,348
Equity Office Properties Trust .......................    46,255    1,336,307
Glenborough Realty Trust, Inc. .......................    13,000      290,550
Trizec Properties, Inc. ..............................    50,900      872,935
                                                                  -----------
                                                                    3,342,140
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                             5,763,089
-----------------------------------------------------------------------------

LODGING/RESORTS--2.7%
Host Marriott Corp.(b) ...............................    38,560      492,797
LaSalle Hotel Properties .............................    13,000      306,800
-----------------------------------------------------------------------------
TOTAL LODGING/RESORTS                                                 799,597
-----------------------------------------------------------------------------

MORTGAGE--5.0%

COMMERCIAL FINANCING--4.0%
Arbor Realty Trust, Inc. Units 144A(c)(f) ............     9,600      729,600
Capital Lease Funding, Inc.(b) .......................    11,010      141,148
Newcastle Investment Corp. ...........................     9,890      333,293
                                                                  -----------
                                                                    1,204,041
                                                                  -----------
HOME FINANCING--1.0%
Redwood Trust, Inc. ..................................     4,810      299,038
-----------------------------------------------------------------------------
TOTAL MORTGAGE                                                      1,503,079
-----------------------------------------------------------------------------


                                                          SHARES     VALUE
                                                          ------  -----------
RESIDENTIAL--14.2%

APARTMENTS--11.7%
Archstone-Smith Trust ................................    27,546  $   812,882
Avalonbay Communities, Inc. ..........................    13,190      706,720
BRE Properties, Inc. Class A .........................    20,900      717,288
Equity Residential Properties Trust ..................    42,360    1,264,446
                                                                  -----------
                                                                    3,501,336
                                                                  -----------
MANUFACTURED HOMES--2.5%
Manufactured Home Communities, Inc. ..................    20,700      730,710
-----------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                   4,232,046
-----------------------------------------------------------------------------

RETAIL--20.0%

REGIONAL MALLS--12.2%
General Growth Properties, Inc. ......................    27,310      959,946
Macerich Co. (The) ...................................     8,100      436,590
Rouse Co. (The) ......................................     9,850      527,960
Simon Property Group, Inc. ...........................    29,115    1,701,481
                                                                  -----------
                                                                    3,625,977
                                                                  -----------
SHOPPING CENTERS--7.8%
Developers Diversified Realty Corp. ..................    18,420      744,168
Kimco Realty Corp. ...................................    17,470      890,621
Weingarten Realty Investors ..........................    20,295      702,207
                                                                  -----------
                                                                    2,336,996
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL RETAIL                                                        5,962,973
-----------------------------------------------------------------------------

SPECIALTY--0.6%
American Financial Realty Trust ......................    11,200      189,840
-----------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $16,760,811)                                      19,862,552
-----------------------------------------------------------------------------

REAL ESTATE OPERATING COMPANIES--1.4%

DIVERSIFIED--1.4%
Northstar Capital Investment Corp. 144A(b)(c)(d)(e)(g)    35,000      420,000
-----------------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $720,625)                                            420,000
-----------------------------------------------------------------------------

DIVERSIFIED BANKS--4.6%
U.S. Bancorp .........................................    24,840      686,826
Wells Fargo & Co. ....................................    11,920      675,506
                                                                  -----------
(Identified cost $1,365,423)                                        1,362,332
                                                                  -----------


                        See Notes to Financial Statements

Phoenix-Seneca Equity Income Fund

                                                          SHARES     VALUE
                                                          ------  -----------
HOTELS, RESORTS & CRUISE LINES--2.9%
Starwood Hotels & Resorts Worldwide, Inc. ............    21,450  $   868,725
(Identified cost $832,365)

REGIONAL BANKS--9.4%
Charter One Financial, Inc. ..........................    15,000      530,400
FirstMerit Corp. .....................................    24,800      646,040
National Commerce Financial Corp. ....................    18,910      541,015
PNC Financial Services Group, Inc. ...................     9,470      524,827
Texas Capital Bancshares, Inc.(b) ....................    34,300      556,346
                                                                  -----------
(Identified Cost $2,825,402)                                        2,798,628
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--4.1%
New York Community Bancorp, Inc. .....................    16,650      570,762
Sovereign Bancorp, Inc. ..............................    30,930      662,521
                                                                  -----------
(Identified cost $1,249,550)                                        1,233,283
                                                                  -----------
DIVERSIFIED CAPITAL MARKETS--2.4%
J.P. Morgan Chase & Co. ..............................    16,880      708,116
(Identified cost $685,159)

INVESTMENT BANKING & BROKERAGE--1.7%
E*trade Financial Corp.(b) ...........................    39,330      525,056
(Identified cost $548,331)

CASINOS & GAMING--0.5%
Mandalay Resort Group ................................     2,810      160,901
(Identified cost $120,407)

ASSET MANAGEMENT & CUSTODY BANKS--1.8%
Northern Trust Corp. .................................    11,300      526,466
(Identified cost $548,841)
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS--95.3%
(IDENTIFIED COST $25,656,914)                                      28,466,059
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.3%
(IDENTIFIED COST $25,656,914)                                      28,466,059
-----------------------------------------------------------------------------


                                                           PAR
                                                          VALUE
                                                          (000)      VALUE
                                                          ------  -----------
SHORT-TERM OBLIGATIONS--3.3%

REPURCHASE AGREEMENTS--3.3%
State Street Bank & Trust Co. repurchase
agreement, 0.25%, dated 3/31/04, due 4/1/04,
repurchase price $971,007, collateralized by
U.S. Treasury Bond 7.50%, 11/15/16, market
value $992,948  ......................................    $  971  $   971,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $971,000)                                            971,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $26,627,914)                                      29,437,059(a)

Other assets and liabilities, net--1.4%                               423,393
                                                                  -----------
NET ASSETS--100.0%                                                $29,860,452
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,070,263 and gross depreciation of $439,585 for federal income tax purposes. At March 31, 2004, the aggregate cost of securities for federal income tax purposes was $26,806,381.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, these securities amounted to a value of $1,149,600 or 3.8% of the net assets.
(d) Illiquid. At March 31, 2004, these securities amounted to a value of $420,000 or 1.4% of net assets. For acquisition information, see Notes to Financial Statements.
(e) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2004, these securities amounted to a value of $420,000 or 1.4% of net assets.
(f) Units entitle holder to shares of stock and warrants.
(g) Private placement. Security valued at fair value as determined in good faith by or under the direction of the Trustees.

                        See Notes to Financial Statements

Phoenix-Seneca Equity Income Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value,
   (Identified cost $26,627,914)                                     $29,437,059
Cash                                                                         405
Receivables
   Fund shares sold                                                      428,456
   Dividends and interest                                                107,359
   Receivable from adviser                                                   315
Prepaid expenses                                                             211
                                                                     -----------
     Total assets                                                     29,973,805
                                                                     -----------
LIABILITIES
Payables
   Fund shares repurchased                                                31,816
   Professional fee                                                       20,289
   Investment advisory fee                                                19,930
   Transfer agent fee                                                     15,806
   Registration fee                                                        8,429
   Printing fee                                                            5,830
   Financial agent fee                                                     4,558
   Distribution and service fees                                           3,903
   Trustees' fee                                                           1,240
Accrued expenses                                                           1,552
                                                                     -----------
     Total liabilities                                                   113,353
                                                                     -----------
NET ASSETS                                                           $29,860,452
                                                                     ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $23,508,711
Undistributed net investment income                                      190,222
Accumulated net realized gain                                          3,352,374
Net unrealized appreciation                                            2,809,145
                                                                     -----------
NET ASSETS                                                           $29,860,452
                                                                     ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $21,687,679)                    1,276,252
Net asset value and offering price per share                              $16.99

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $4,487,477)                       270,977
Net asset value per share                                                 $16.56
Offering price per share $16.56/(1-5.75%)                                 $17.57

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $1,488,252)                        90,286
Net asset value and offering price per share                              $16.48

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $2,197,044)                       133,195
Net asset value and offering price per share                              $16.49


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $  932,167
Interest                                                                 2,221
                                                                    ----------
     Total investment income                                           934,388
                                                                    ----------
EXPENSES
Investment advisory fee                                                111,283
Service fees, Class A                                                    4,185
Distribution and service fees, Class B                                   7,001
Distribution and service fees, Class C                                  10,116
Financial agent fee                                                     26,835
Transfer agent                                                          43,601
Registration                                                            23,769
Professional                                                            16,045
Printing                                                                 5,618
Trustees                                                                 5,049
Custodian                                                                4,728
Miscellaneous                                                            5,473
                                                                    ----------
     Total expenses                                                    263,703
     Less expenses borne by investment adviser                          (8,637)
     Custodian fees paid indirectly                                        (10)
                                                                    ----------
     Net expenses                                                      255,056
                                                                    ----------
NET INVESTMENT INCOME                                                  679,332
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     4,120,325
Net realized loss on written options                                   (52,488)
Net change in unrealized appreciation (depreciation) on
   investments                                                        (185,489)
                                                                    ----------
NET GAIN ON INVESTMENTS                                              3,882,348
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $4,561,680
                                                                    ==========


                        See Notes to Financial Statements

Phoenix-Seneca Equity Income Fund

                                                   STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      Six Months
                                                                                                         Ended
                                                                                                        3/31/04          Year Ended
                                                                                                      (Unaudited)          9/30/03
                                                                                                      -----------       -----------
FROM OPERATIONS
   Net investment income (loss)                                                                       $   679,332       $   377,894
   Net realized gain (loss)                                                                             4,067,837         1,746,673
   Net change in unrealized appreciation (depreciation)                                                  (185,489)        3,864,630
                                                                                                      -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                          4,561,680         5,989,197
                                                                                                      -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                                        (403,246)         (343,679)
   Net investment income, Class A                                                                         (50,082)          (22,710)
   Net investment income, Class B                                                                         (14,544)           (5,058)
   Net investment income, Class C                                                                         (21,238)           (6,447)
   Net realized short-term gains, Class X                                                                (197,713)         (370,029)
   Net realized short-term gains, Class A                                                                 (35,967)          (49,537)
   Net realized short-term gains, Class B                                                                 (15,420)          (12,720)
   Net realized short-term gains, Class C                                                                 (22,362)          (19,415)
   Net realized long-term gains, Class X                                                                 (674,051)               --
   Net realized long-term gains, Class A                                                                 (122,621)               --
   Net realized long-term gains, Class B                                                                  (52,569)               --
   Net realized long-term gains, Class C                                                                  (76,238)               --
                                                                                                      -----------       -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                           (1,686,051)         (829,595)
                                                                                                      -----------       -----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (121,745 and 35,379 shares, respectively)                              1,975,850           465,027
   Net asset value of shares issued from reinvestment of distributions
     (79,248 and 51,915 shares, respectively)                                                           1,249,501           691,255
   Cost of shares repurchased (88,200 and 380,751 shares, respectively)                                (1,443,212)       (5,045,694)
                                                                                                      -----------       -----------
Total                                                                                                   1,782,139        (3,889,412)
                                                                                                      -----------       -----------
CLASS A
   Proceeds from sales of shares (97,500 and 216,922 shares, respectively)                              1,572,470         2,701,734
   Net asset value of shares issued from reinvestment of distributions
     (13,003 and 4,966 shares, respectively)                                                              199,378            64,703
   Cost of shares repurchased (39,656 and 235,156 shares, respectively)                                  (628,120)       (2,852,530)
                                                                                                      -----------       -----------
Total                                                                                                   1,143,728           (86,093)
                                                                                                      -----------       -----------
CLASS B
   Proceeds from sales of shares (21,854 and 75,743 shares, respectively)                                 335,157         1,076,762
   Net asset value of shares issued from reinvestment of distributions
     (5,077 and 1,275 shares, respectively)                                                                77,357            16,460
   Cost of shares repurchased (11,952 and 85,797 shares, respectively)                                   (189,564)       (1,178,515)
                                                                                                      -----------       -----------
Total                                                                                                     222,950           (85,293)
                                                                                                      -----------       -----------
CLASS C
   Proceeds from sales of shares (26,744 and 50,351 shares, respectively)                                 422,534           665,381
   Net asset value of shares issued from reinvestment of distributions
     (7,199 and 1,544 shares, respectively)                                                               109,730            20,202
   Cost of shares repurchased (20,499 and 32,144 shares, respectively)                                   (323,693)         (418,176)
                                                                                                      -----------       -----------
Total                                                                                                     208,571           267,407
                                                                                                      -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                            3,357,388        (3,793,391)
                                                                                                      -----------       -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                                6,233,017         1,366,211

NET ASSETS
   Beginning of period                                                                                 23,627,435        22,261,224
                                                                                                      -----------       -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $190,222 AND $0, RESPECTIVELY]     $29,860,452       $23,627,435
                                                                                                      ===========       ===========

                        See Notes to Financial Statements

Phoenix-Seneca Equity Income Fund

                                                     FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS X
                                               ---------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                         YEAR ENDED SEPTEMBER 30,
                                                 3/31/04       -----------------------------------------------------------
                                               (UNAUDITED)       2003        2002         2001         2000       1999
Net asset value, beginning of period             $15.26         $12.07      $12.62       $11.89       $ 9.69     $11.11
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 0.46           0.27        0.49         0.42         0.34       0.47
   Net realized and unrealized gain (loss)         2.38           3.46       (0.51)        0.69         2.35      (1.20)
                                                 ------         ------      ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS              2.84           3.73       (0.02)        1.11         2.69      (0.73)
                                                 ------         ------      ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.34)         (0.26)      (0.53)       (0.38)       (0.49)     (0.44)
   Distributions from net realized gains          (0.77)         (0.28)         --           --           --      (0.25)
                                                 ------         ------      ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                          (1.11)         (0.54)      (0.53)       (0.38)       (0.49)     (0.69)
                                                 ------         ------      ------       ------       ------     ------
Change in net asset value                          1.73           3.19       (0.55)        0.73         2.20      (1.42)
                                                 ------         ------      ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                   $16.99         $15.26      $12.07       $12.62       $11.89     $ 9.69
                                                 ======         ======      ======       ======       ======     ======
Total return                                      19.27%(8)      31.60%      (0.42)%       9.52%       29.00%     (6.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $21,688        $17,754     $17,584      $17,349      $16,713    $17,346

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.50%(5)(7)    1.61%(6)    1.55 %(5)    1.59%(4)     1.79%      1.66 %
   Net investment income                           5.63%(7)       2.06%       3.73 %       3.49%        3.35%      4.50 %
Portfolio turnover                                  100%(8)         91%        111 %         40%          65%         5 %

                                                                                  CLASS A
                                               ---------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                         YEAR ENDED SEPTEMBER 30,
                                                 3/31/04       -----------------------------------------------------------
                                               (UNAUDITED)       2003        2002         2001         2000       1999
Net asset value, beginning of period             $14.88         $11.78      $12.32       $11.67       $ 9.54     $11.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 0.36           0.11        0.32         0.25         0.21       0.32
   Net realized and unrealized gain (loss)         2.32           3.36       (0.51)        0.67         2.30      (1.19)
                                                 ------         ------      ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS              2.68           3.47       (0.19)        0.92         2.51      (0.87)
                                                 ------         ------      ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.23)         (0.12)      (0.35)       (0.27)       (0.38)     (0.34)
   Distributions from net realized gains          (0.77)         (0.25)         --           --           --      (0.25)
                                                 ------         ------      ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                          (1.00)         (0.37)      (0.35)       (0.27)       (0.38)     (0.59)
                                                 ------         ------      ------       ------       ------     ------
Change in net asset value                          1.68           3.10       (0.54)        0.65         2.13      (1.46)
                                                 ------         ------      ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                   $16.56         $14.88      $11.78       $12.32       $11.67     $ 9.54
                                                 ======         ======      ======       ======       ======     ======
Total return(2)                                   18.65%(8)      29.90%      (1.73)%       7.96%       27.40%     (7.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $4,487         $2,979      $2,515       $2,410       $1,437       $919

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.64%(5)(7)    2.92%(5)    2.83 %(5)    3.05%(3)(5)  3.05%(3)   3.05 %(3)
   Net investment income                           4.52%(7)       0.89%       2.50 %       2.11%        2.11%      3.13 %
Portfolio turnover                                  100%(8)         91%        111 %         40%          65%         5 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.18%, 4.28% and 4.27% for the periods ended September 30, 2001, 2000 and 1999, respectively.
(4) For the year ended September 30, 2001, the ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 1.60%.
(5) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratios would not significantly differ.
(6) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fee; if expense offsets were excluded, the ratio would have been 1.62%.
(7) Annualized.
(8) Not annualized.

                        See Notes to Financial Statements

Phoenix-Seneca Equity Income Fund

                                                     FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS B
                                               ---------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                         YEAR ENDED SEPTEMBER 30,
                                                 3/31/04       -----------------------------------------------------------
                                               (UNAUDITED)       2003        2002         2001         2000       1999
Net asset value, beginning of period             $14.84         $11.74      $12.28       $11.66       $ 9.55     $11.01
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss) (1)                0.26          (0.01)       0.20         0.17         0.12       0.29
   Net realized and unrealized gain (loss)         2.31           3.36       (0.50)        0.65         2.31      (1.22)
                                                 ------         ------      ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS              2.57           3.35       (0.30)        0.82         2.43      (0.93)
                                                 ------         ------      ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.16)         (0.07)      (0.24)       (0.20)       (0.32)     (0.28)
   Distributions from net realized gains          (0.77)         (0.18)         --           --           --      (0.25)
                                                 ------         ------      ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                          (0.93)         (0.25)      (0.24)       (0.20)       (0.32)     (0.53)
                                                 ------         ------      ------       ------       ------     ------
Change in net asset value                          1.64           3.10       (0.54)        0.62         2.11      (1.46)
                                                 ------         ------      ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                   $16.48         $14.84      $11.74       $12.28       $11.66     $ 9.55
                                                 ======         ======      ======       ======       ======     ======
Total return (2)                                  17.89% (8)     28.82 %     (2.63)%       7.21%       26.37%     (8.59)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $1,488         $1,117        $987         $554         $287       $197

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (3)                          3.80% (6)(7)   3.80 %(6)   3.80 %(6)    3.80%(5)     3.80%      3.80 %
   Net investment income                           3.36% (7)     (0.09)%      1.59 %       1.43%        1.19%      2.79 %
Portfolio turnover                                  100% (8)        91 %       111 %         40%          65%         5 %

                                                                                  CLASS C
                                               ---------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                         YEAR ENDED SEPTEMBER 30,
                                                 3/31/04       -----------------------------------------------------------
                                               (UNAUDITED)       2003        2002         2001         2000       1999
Net asset value, beginning of period             $14.85         $11.75      $12.28       $11.66       $ 9.55     $11.01
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)                0.26          (0.02)       0.21         0.16         0.14       0.29
   Net realized and unrealized gain (loss)         2.31           3.37       (0.50)        0.66         2.29      (1.22)
                                                 ------         ------      ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS              2.57           3.35       (0.29)        0.82         2.43      (0.93)
                                                 ------         ------      ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.16)         (0.07)      (0.24)       (0.20)       (0.32)     (0.28)
   Distributions from net realized gains          (0.77)         (0.18)         --           --           --      (0.25)
                                                 ------         ------      ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                          (0.93)         (0.25)      (0.24)       (0.20)       (0.32)     (0.53)
                                                 ------         ------      ------       ------       ------     ------
Change in net asset value                          1.64           3.10       (0.53)        0.62         2.11      (1.46)
                                                 ------         ------      ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                   $16.49         $14.85      $11.75       $12.28       $11.66     $ 9.55
                                                 ======         ======      ======       ======       ======     ======
Total return (2)                                  17.88% (8)     28.80 %     (2.47)%       7.12%       26.37%     (8.58)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $2,197         $1,778      $1,175         $525         $329       $200

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (4)                          3.80% (6)(7)   3.80 %(6)   3.80 %(6)    3.80%(5)     3.80%      3.80 %
   Net investment income                           3.33% (7)     (0.18)%      1.63 %       1.38%        1.36%      2.80 %
Portfolio turnover                                  100% (8)        91 %       111 %         40%          65%         5 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.77%, 5.61%, 6.17%, 9.33%, 15.48% and 18.50% for the periods ended March 31, 2004, September
    30, 2003, 2002, 2001, 2000 and 1999, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.99%, 4.58%, 6.10%, 9.18%, 13.58% and 19.95% for the periods ended March 31, 2004, September
    30, 2003, 2002, 2001, 2000 and 1999, respectively.
(5) For the year ended September 30, 2001, the ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 3.81%.
(6) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratios would not significantly differ.
(7) Annualized.
(8) Not annualized.

                        See Notes to Financial Statements

PHOENIX-SENECA MID-CAP "EDGE"(SM) FUND

                          INVESTMENTS AT MARCH 31, 2004
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                        -------  ------------
DOMESTIC COMMON STOCKS--94.7%

AEROSPACE & DEFENSE--2.8%
L-3 Communications Holdings, Inc. ....................   63,720  $  3,790,066

APPAREL RETAIL--2.1%
Chico's FAS, Inc.(b) .................................   60,500     2,807,200

APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
Coach, Inc.(b) .......................................   56,780     2,327,412

APPLICATION SOFTWARE--5.2%
BEA Systems, Inc.(b) .................................  210,000     2,679,600
Fair Isaac Corp. .....................................   72,870     2,629,150
Siebel Systems, Inc.(b) ..............................  153,600     1,767,936
                                                                 ------------
                                                                    7,076,686
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--2.0%
Northern Trust Corp. .................................   58,580     2,729,242

BIOTECHNOLOGY--5.3%
Biogen Idec, Inc.(b) .................................   67,050     3,727,980
Invitrogen Corp.(b) ..................................   48,630     3,486,285
                                                                 ------------
                                                                    7,214,265
                                                                 ------------
CASINOS & GAMING--1.7%
GTECH Holdings Corp. .................................   39,040     2,308,826

COMMUNICATIONS EQUIPMENT--3.8%
Foundry Networks, Inc.(b) ............................  151,230     2,596,619
Juniper Networks, Inc.(b) ............................   99,100     2,577,591
                                                                 ------------
                                                                    5,174,210
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--3.0%
PACCAR, Inc. .........................................   73,980     4,160,635

DATA PROCESSING & OUTSOURCED SERVICES--3.6%
Affiliated Computer Services, Inc. Class A(b) ........   52,050     2,701,395
Alliance Data Systems Corp.(b) .......................   68,080     2,284,084
                                                                 ------------
                                                                    4,985,479
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--1.9%
Block (H&R), Inc. ....................................   49,800     2,541,294

ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
Rockwell Automation, Inc. ............................   38,990     1,351,783

ELECTRONIC MANUFACTURING SERVICES--1.8%
Sanmina-SCI Corp.(b) .................................  226,669     2,495,626

GENERAL MERCHANDISE STORES--1.9%
Family Dollar Stores, Inc. ...........................   70,270     2,526,206


                                                        SHARES       VALUE
                                                        -------  ------------
HEALTH CARE DISTRIBUTORS--2.5%
Patterson Dental Co.(b) ..............................   50,690  $  3,477,841

HEALTH CARE EQUIPMENT--7.0%
Biomet, Inc. .........................................   69,820     2,678,295
Varian Medical Systems, Inc.(b) ......................   34,860     3,008,767
Zimmer Holdings, Inc.(b) .............................   52,300     3,858,694
                                                                 ------------
                                                                    9,545,756
                                                                 ------------
HEALTH CARE FACILITIES--1.9%
Manor Care, Inc. .....................................   74,370     2,624,517

HEALTH CARE SERVICES--2.8%
Caremark Rx, Inc.(b) .................................  113,800     3,783,850

HOMEBUILDING--1.7%
Lennar Corp. .........................................   42,030     2,270,881

INDUSTRIAL MACHINERY--2.1%
Ingersoll-Rand Co. Class A ...........................   42,970     2,906,921

INTERNET SOFTWARE & SERVICES--2.2%
VeriSign, Inc.(b) ....................................  179,600     2,979,564

MANAGED HEALTH CARE--2.8%
Aetna, Inc. ..........................................   42,870     3,846,296

OFFICE SERVICES & SUPPLIES--1.6%
Avery Dennison Corp. .................................   34,670     2,156,821

OIL & GAS EQUIPMENT & SERVICES--2.9%
BJ Services Co.(b) ...................................   91,900     3,976,513

PACKAGED FOODS & MEATS--2.0%
Smucker (J.M.) Co. (The) .............................   51,990     2,744,032

PHARMACEUTICALS--0.9%
Watson Pharmaceuticals, Inc.(b) ......................   30,000     1,283,700

PUBLISHING & PRINTING--4.1%
Belo Corp. Class A ...................................  132,570     3,680,143
Gemstar-TV Guide International, Inc.(b) ..............  296,410     1,988,911
                                                                 ------------
                                                                    5,669,054
                                                                 ------------
REGIONAL BANKS--2.0%
North Fork Bancorp, Inc. .............................   64,270     2,719,906

RESTAURANTS--4.3%
Darden Restaurants, Inc. .............................  130,050     3,223,939
Wendy's International, Inc. ..........................   66,240     2,695,306
                                                                 ------------
                                                                    5,919,245
                                                                 ------------


                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                                                        SHARES       VALUE
                                                        -------  ------------
SEMICONDUCTORS--4.1%
Cypress Semiconductor Corp.(b) .......................  134,340  $  2,749,940
Fairchild Semiconductor International, Inc.(b) .......  119,470     2,870,864
                                                                 ------------
                                                                    5,620,804
                                                                 ------------
SPECIALTY CHEMICALS--2.0%
Rohm and Haas Co. ....................................   69,910     2,785,214

SPECIALTY STORES--6.5%
Staples, Inc.(b) .....................................  116,270     2,952,095
Weight Watchers International, Inc.(b) ...............   67,030     2,833,358
Williams-Sonoma, Inc.(b) .............................   89,750     3,069,450
                                                                 ------------
                                                                    8,854,903
                                                                 ------------
STEEL--1.3%
GrafTech International Ltd.(b) .......................  117,230     1,752,589

THRIFTS & MORTGAGE FINANCE--2.2%
New York Community Bancorp, Inc. .....................   86,340     2,959,735
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $122,627,426)                                    129,367,072
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.7%
(IDENTIFIED COST $122,627,426)                                    129,367,072
-----------------------------------------------------------------------------


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                         ------  ------------
SHORT-TERM OBLIGATIONS--3.3%

REPURCHASE AGREEMENTS--3.3%
State Street Bank & Trust Co. repurchase
agreement, 0.25%, dated 3/31/04 due 4/1/04,
repurchase price $4,570,032 collateralized by
U.S. Treasury Bond 7.50%, 11/15/16, market
value $4,662,828 .....................................   $4,570  $  4,570,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,570,000)                                        4,570,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.0%
(IDENTIFIED COST $127,197,426)                                    133,937,072(a)

Other assets and liabilities, net--2.0%                             2,711,902
                                                                 ------------
NET ASSETS--100.0%                                               $136,648,974
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,692,295 and gross depreciation of $3,952,649 for federal income tax purposes. At March 31, 2004, the aggregate cost of securities for federal income tax purposes was $127,197,426.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2004
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $127,197,426)                                 $133,937,072
Cash                                                                        42
Receivables
   Investment securities sold                                        6,709,058
   Fund shares sold                                                    130,362
   Dividends and interest                                               28,622
   Receivable from adviser                                                  53
Prepaid expenses                                                         1,340
                                                                  ------------
     Total assets                                                  140,806,549
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   3,544,547
   Fund shares repurchased                                             336,599
   Investment advisory fee                                              82,392
   Transfer agent fee                                                   67,841
   Distribution and service fees                                        61,094
   Financial agent fee                                                  10,452
   Trustees' fee                                                         1,240
Accrued expenses                                                        53,410
                                                                  ------------
     Total liabilities                                               4,157,575
                                                                  ------------
NET ASSETS                                                        $136,648,974
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $200,477,691
Accumulated net investment loss                                       (850,897)
Accumulated net realized loss                                      (69,717,466)
Net unrealized appreciation                                          6,739,646
                                                                  ------------
NET ASSETS                                                        $136,648,974
                                                                  ============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $19,957,342)                  1,209,932
Net asset value and offering price per share                            $16.49

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $60,767,867)                  3,774,504
Net asset value per share                                               $16.10
Offering price per share $16.10/(1-5.75%)                               $17.08

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $24,504,766)                  1,601,300
Net asset value and offering price per share                            $15.30

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $31,418,999)                  2,053,086
Net asset value and offering price per share                            $15.30


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $   348,770
Interest                                                                 8,160
                                                                   -----------
     Total investment income                                           356,930
                                                                   -----------
EXPENSES
Investment advisory fee                                                578,528
Service fees, Class A                                                   81,466
Distribution and service fees, Class B                                 127,882
Distribution and service fees, Class C                                 166,846
Financial agent fee                                                     64,595
Transfer agent                                                         160,824
Printing                                                                29,149
Registration                                                            28,342
Professional                                                            16,045
Custodian                                                               11,113
Trustees                                                                 5,049
Miscellaneous                                                            6,939
                                                                   -----------
     Total expenses                                                  1,276,778
     Less expenses borne by investment adviser                         (68,951)
                                                                   -----------
     Net expenses                                                    1,207,827
                                                                   -----------
NET INVESTMENT LOSS                                                   (850,897)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                    13,010,937
Net change in unrealized appreciation (depreciation) on
   investments                                                       2,244,674
                                                                   -----------
NET GAIN ON INVESTMENTS                                             15,255,611
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $14,404,714
                                                                   ===========

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     Six Months
                                                                                                        Ended
                                                                                                       3/31/04          Year Ended
                                                                                                     (Unaudited)          9/30/03
                                                                                                    -------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                                     $   (850,897)      $ (1,740,406)
   Net realized gain (loss)                                                                           13,010,937         (9,256,160)
   Net change in unrealized appreciation (depreciation)                                                2,244,674         33,021,742
                                                                                                    ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        14,404,714         22,025,176
                                                                                                    ------------       ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (364,309 and 567,444 shares, respectively)                            5,932,469          7,557,348
   Cost of shares repurchased (364,395 and 254,379 shares, respectively)                              (5,955,964)        (3,346,680)
                                                                                                    ------------       ------------
Total                                                                                                    (23,495)         4,210,668
                                                                                                    ------------       ------------
CLASS A
   Proceeds from sales of shares (431,055 and 1,673,842 shares, respectively)                          6,841,131         22,497,136
   Cost of shares repurchased (1,013,887 and 2,734,805 shares, respectively)                         (16,148,082)       (36,063,026)
                                                                                                    ------------       ------------
Total                                                                                                 (9,306,951)       (13,565,890)
                                                                                                    ------------       ------------
CLASS B
   Proceeds from sales of shares (81,662 and 251,861 shares, respectively)                             1,230,945          3,179,186
   Cost of shares repurchased (222,480 and 426,167 shares, respectively)                              (3,359,548)        (5,331,313)
                                                                                                    ------------       ------------
Total                                                                                                 (2,128,603)        (2,152,127)
                                                                                                    ------------       ------------
CLASS C
   Proceeds from sales of shares (139,425 and 417,888 shares, respectively)                            2,111,646          5,334,001
   Cost of shares repurchased (401,099 and 762,053 shares, respectively)                              (6,067,701)        (9,688,751)
                                                                                                    ------------       ------------
Total                                                                                                 (3,956,055)        (4,354,750)
                                                                                                    ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                         (15,415,104)       (15,862,099)
                                                                                                    ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                              (1,010,390)         6,163,077

NET ASSETS
   Beginning of period                                                                               137,659,364        131,496,287
                                                                                                    ------------       ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($850,897) AND $0, RESPECTIVELY]     $136,648,974       $137,659,364
                                                                                                    ============       ============

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                                                     FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS X
                                               -------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                 YEAR ENDED SEPTEMBER 30,
                                                 3/31/04        --------------------------------------------------------------------
                                               (UNAUDITED)       2003            2002         2001            2000        1999
Net asset value, beginning of period             $14.88         $12.51          $15.70       $31.18          $17.78      $13.81
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   (0.06)         (0.11)(1)       (0.13)(1)    (0.14)(1)       (0.19)(1)   (0.21)(1)
   Net realized and unrealized gain (loss)         1.67           2.48           (3.06)      (12.91)          15.65        4.72
                                                 ------         ------          ------       ------          ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              1.61           2.37           (3.19)      (13.05)          15.46        4.51
                                                 ------         ------          ------       ------          ------      ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains             --             --              --        (2.43)          (2.06)      (0.54)
                                                 ------         ------          ------       ------          ------      ------
     TOTAL DISTRIBUTIONS                             --             --              --        (2.43)          (2.06)      (0.54)
                                                 ------         ------          ------       ------          ------      ------
Change in net asset value                          1.61           2.37           (3.19)      (15.48)          13.40        3.97
                                                 ------         ------          ------       ------          ------      ------
NET ASSET VALUE, END OF PERIOD                   $16.49         $14.88          $12.51       $15.70          $31.18      $17.78
                                                 ======         ======          ======       ======          ======      ======
Total return                                      10.82 %(7)     18.94 %        (20.32)%     (44.25)%         91.81 %     33.02 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $19,957        $18,005         $11,219      $14,198         $23,016     $10,640

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.15 %(3)(6)   1.15 %(3)(5)    1.15 %(3)    1.15 %(3)(5)    1.27 %(3)   1.96 %
   Net investment income (loss)                   (0.65)%(6)     (0.77)%         (0.75)%      (0.61)%         (0.72)%     (1.27)%
Portfolio turnover                                  109 %(7)       164 %           135 %         96 %           124 %       192 %

                                                                                          CLASS A
                                               -------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                 YEAR ENDED SEPTEMBER 30,
                                                 3/31/04        --------------------------------------------------------------------
                                               (UNAUDITED)       2003            2002         2001            2000        1999
Net asset value, beginning of period             $14.54         $12.25          $15.41       $30.75          $17.60      $13.75
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   (0.06)         (0.13)(1)       (0.16)(1)    (0.19)(1)       (0.24)(1)   (0.31)(1)
   Net realized and unrealized gain (loss)         1.62           2.42           (3.00)      (12.72)          15.45        4.70
                                                 ------         ------          ------       ------          ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              1.56           2.29           (3.16)      (12.91)          15.21        4.39
                                                 ------         ------          ------       ------          ------      ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains             --             --              --        (2.43)          (2.06)      (0.54)
                                                 ------         ------          ------       ------          ------      ------
     TOTAL DISTRIBUTIONS                             --             --              --        (2.43)          (2.06)      (0.54)
                                                 ------         ------          ------       ------          ------      ------
Change in net asset value                          1.56           2.29           (3.16)      (15.34)          13.15        3.85
                                                 ------         ------          ------       ------          ------      ------
NET ASSET VALUE, END OF PERIOD                   $16.10         $14.54          $12.25       $15.41          $30.75      $17.60
                                                 ======         ======          ======       ======          ======      ======
Total return(2)                                   10.73 %(7)     18.69 %        (20.51)%     (44.42)%         91.30 %     32.27 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $60,768        $63,365         $66,384      $66,411         $50,150      $6,457

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.40 %(4)(6)   1.40 %(4)(5)    1.40 %(4)    1.40 %(4)(5)    1.47 %(4)   2.51 %
   Net investment income (loss)                   (0.91)%(6)     (1.01)%         (0.99)%      (0.86)%         (0.91)%     (1.81)%
Portfolio turnover                                  109 %(7)       164 %           135 %         96 %           124 %       192 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.16%, 1.24%, 1.24%, 1.22% and 1.43% for the periods ended March 31, 2004, September 30, 2003, 2002, 2001 and
    2000, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.50%, 1.55%, 1.46%, 1.40% and 1.59% for the periods ended March 31, 2004, September 30, 2003, 2002, 2001 and
    2000, respectively.
(5) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would not significantly differ.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund

                                                     FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS B
                                               -------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                 YEAR ENDED SEPTEMBER 30,
                                                 3/31/04        --------------------------------------------------------------------
                                               (UNAUDITED)       2003            2002         2001            2000        1999
Net asset value, beginning of period             $13.87         $11.78          $14.93       $30.09          $17.41      $13.73
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   (0.15)         (0.23)(1)       (0.28)(1)    (0.34)(1)       (0.45)(1)   (0.47)(1)
   Net realized and unrealized gain (loss)         1.58           2.32           (2.87)      (12.39)          15.19        4.69
                                                 ------         ------          ------       ------          ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              1.43           2.09           (3.15)      (12.73)          14.74        4.22
                                                 ------         ------          ------       ------          ------      ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains             --             --              --        (2.43)          (2.06)      (0.54)
                                                 ------         ------          ------       ------          ------      ------
     TOTAL DISTRIBUTIONS                             --             --              --        (2.43)          (2.06)      (0.54)
                                                 ------         ------          ------       ------          ------      ------
Change in net asset value                          1.43           2.09           (3.15)      (15.16)          12.68        3.68
                                                 ------         ------          ------       ------          ------      ------
NET ASSET VALUE, END OF PERIOD                   $15.30         $13.87          $11.78       $14.93          $30.09      $17.41
                                                 ======         ======          ======       ======          ======      ======
Total return(2)                                   10.31 %(7)     17.74 %        (21.10)%     (44.83)%         89.49 %     31.05 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $24,505        $24,172         $22,577      $23,519         $15,879      $1,676

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                           2.15 %(6)      2.15 %(5)       2.15 %       2.15 %(5)       2.29 %      3.45 %
   Net investment income (loss)                   (1.66)%(6)     (1.76)%         (1.74)%      (1.61)%         (1.73)%     (2.78)%
Portfolio turnover                                  109 %(7)       164 %           135 %         96 %           124 %       192 %

                                                                                          CLASS C
                                               -------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                 YEAR ENDED SEPTEMBER 30,
                                                 3/31/04        --------------------------------------------------------------------
                                               (UNAUDITED)       2003            2002         2001            2000        1999
Net asset value, beginning of period             $13.88         $11.78          $14.93       $30.08          $17.40      $13.72
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   (0.16)         (0.22)(1)       (0.28)(1)    (0.34)(1)       (0.45)(1)   (0.47)(1)
   Net realized and unrealized gain (loss)         1.58           2.32           (2.87)      (12.38)          15.19        4.69
                                                 ------         ------          ------       ------          ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              1.42           2.10           (3.15)      (12.72)          14.74        4.22
                                                 ------         ------          ------       ------          ------      ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains             --             --              --        (2.43)          (2.06)      (0.54)
                                                 ------         ------          ------       ------          ------      ------
     TOTAL DISTRIBUTIONS                             --             --              --        (2.43)          (2.06)      (0.54)
                                                 ------         ------          ------       ------          ------      ------
Change in net asset value                          1.42           2.10           (3.15)      (15.15)          12.68        3.68
                                                 ------         ------          ------       ------          ------      ------
NET ASSET VALUE, END OF PERIOD                   $15.30         $13.88          $11.78       $14.93          $30.08      $17.40
                                                 ======         ======          ======       ======          ======      ======
Total return(2)                                   10.23 %(7)     17.83 %        (21.10)%     (44.81)%         89.54 %     31.07 %


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $31,419        $32,118         $31,317      $30,874         $18,218        $975

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                           2.15 %(6)      2.15 %(5)       2.15 %       2.15 %(5)       2.25 %      3.45 %
   Net investment income (loss)                   (1.66)%(6)     (1.76)%         (1.74)%      (1.61)%         (1.68)%     (2.78)%
Portfolio turnover                                  109 %(7)       164 %           135 %         96 %           124 %       192 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.37%, 2.46%, 2.43%, 2.34%, 2.70% and 6.33% for the periods ended March 31, 2004, September 30, 2003, 2002,
    2001, 2000 and 1999, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.20%, 2.26%, 2.21%, 2.20%, 2.65% and 9.03% for the periods ended March 31, 2004, September 30, 2003, 2002,
    2001, 2000 and 1999, respectively.
(5) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would not significantly differ.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED)

1. ORGANIZATION

   Phoenix-Seneca Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently, three Funds are offered for sale (each a "Fund"). The Bond Fund is diversified and has an investment objective of high total return from both current income and capital appreciation. The Equity Income Fund is non-diversified and has an investment objective of high total return in both current income and long-term capital appreciation. The Mid-Cap "EDGE"(SM) Fund is diversified and has an investment objective of capital appreciation.

   Each Fund offers Class X, Class A, Class B and Class C shares. Class X shares are sold without a sales charge. Class A shares of Bond Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of Equity Income Fund Fund and Mid-Cap "EDGE"(SM) are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class X bears no distribution and/or service expenses. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares, except for transfer agent and registration expenses which are unique to each class.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities; revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign market close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain securities held by the Bond Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At March 31, 2004, the total value of these securities represented approximately 4.7% of net assets.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED) (CONTINUED)


carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. OPTIONS:

   Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At March 31, 2004, the Trust had no options outstanding.

G. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.

H. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

I. WHEN-ISSUED AND DELAYED TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on when-issued or delayed delivery basis begin earning interest on the settlement date.

J. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries at risk listed in the schedules of investments: Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY
TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                                                        Adviser
                                                                          Fee
                                                                        -------
Bond Fund ............................................................   0.50%
Equity Income Fund ...................................................   0.85%
Mid-Cap "EDGE"(SM) Fund ..............................................   0.80%


   The Adviser has voluntarily agreed to reimburse each Fund's operating expenses through January 31, 2005, to the extent that such expenses exceed the following percentages of average annual net assets:


                                        Class X    Class A    Class B   Class C
                                        -------    -------    -------   -------
Bond Fund .............................  0.90%      1.15%      1.90%     1.90%
Equity Income Fund ....................  2.35%      3.05%      3.80%     3.80%
Mid-Cap "EDGE"(SM) Fund ...............  1.15%      1.40%      2.15%     2.15%

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED) (CONTINUED)


   Seneca Capital Management LLC ("Seneca") is the subadviser to each of the Funds. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners, Ltd. ("PXP"), an indirect, wholly-owned subsidiary of PNX. The Adviser pays the subadviser a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Bond Fund ...............................................................  0.25%
Equity Income Fund ...................................................... 0.425%
Mid-Cap "EDGE"(SM) Fund .................................................  0.40%

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX has advised the Trust that it retained net selling commissions and deferred sales charges for the period ended March 31, 2004, as follows:

                                     Class A        Class B          Class C
                                   Net Selling      Deferred         Deferred
                                   Commissions    Sales Charges    Sales Charges
                                   -----------    -------------    -------------
Bond Fund ........................   $  696         $24,888           $  165
Equity Income Fund ...............      512           1,921              200
Mid-Cap "EDGE"(SM) Fund ..........    3,084          38,881            1,798

   In addition to these amounts, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Bond Fund ..............................................................  $  289
Equity Income Fund .....................................................     124
Mid-Cap "EDGE"(SM) Fund ................................................   1,834

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class. PEPCO has advised the Trust of the following information for the period ended March 31, 2004:

                               Distribution    Distribution       Distribution
                                  and/or      and/or Service     and/or Service
                               Service Fees    Fees Paid to       Fees Paid to
                                Retained by    Unaffiliated      W.S. Griffith
                                Distributor    Participants     Securities, Inc.
                               ------------   --------------    ----------------
Bond Fund ....................   $ 48,298        $ 47,743            $1,671
Equity Income Fund ...........     11,260           9,384               658
Mid-Cap "EDGE"(SM) Fund ......    266,227         107,093             2,874

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the period ended March 31, 2004, the Trust paid $133,406. The fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix-affiliated funds serviced by PFPC Inc. Certain minimum fees may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended March 31, 2004, transfer agent fees were $251,415 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                 Transfer Agent
                                                                  Fee Retained
                                                                 --------------
Bond Fund .....................................................     $    --
Equity Income Fund ............................................          --
Mid-Cap "EDGE"(SM) Fund .......................................      31,418

   At March 31, 2004, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix-affiliated Funds held Phoenix-Seneca Funds shares which aggregated the following:

                                                                      Aggregate
                                                                      Net Asset
                                                          Shares        Value
                                                          -------     ---------
Bond Fund
         Class X ......................................    24,258     $  263,442
         Class A ......................................   896,149      9,651,525
Equity Income Fund
         Class B ......................................     9,736        160,449
         Class C ......................................     9,736        160,547


4. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the period ended
March 31, 2004 (excluding U.S. Government and agency securities, short-term securities and options) were as follows:

                                                    Purchases           Sales
                                                  ------------      ------------
Bond Fund ......................................  $ 38,091,952      $ 35,097,537
Equity Income Fund .............................    26,635,709        24,735,194
Mid-Cap "EDGE"(SM) Fund ........................   148,171,521       158,568,738

   Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2004, were as follows:

                                                   Purchases            Sales
                                                  -----------        -----------
Bond Fund ......................................  $20,960,081        $23,298,424

   Written call option activity for the period ended March 31, 2004, was as follows:

                                                            Equity Income Fund
                                                          ----------------------
                                                          Number of   Amount of
                                                           Options    Premiums
                                                          ---------   ----------
Options outstanding at September 30, 2003                   $  --     $     --
Options written                                               500       49,462
Options expired                                                --           --
Options closed                                               (500)     (49,462)
Options exercised                                              --           --
                                                            -----     --------
Options outstanding at March 31, 2004                          --           --
                                                            =====     ========

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED) (CONTINUED)


5. 10% SHAREHOLDERS

   As of March 31, 2004, certain Funds had single shareholder and omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding. Neither shareholder is affiliated with PNX.

                                                      Number of      % of Shares
                                                      Accounts       Outstanding
                                                 -----------------   -----------
Equity Income Fund ...........................   1 Account              50.1%
Mid-Cap "EDGE"(SM) Fund ......................   1 Omnibus Account      14.4%


6. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   Certain funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a fund, positive or negative, than if a fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex and as a result, it may be more difficult for the Adviser to accurately predict risk.


7. RESTRICTED SECURITIES

   At March 31, 2004, the Trust held the following restricted securities:

Equity Income Fund                          Acquisition Date    Acquisition Cost
------------------                          ----------------    ----------------
NorthStar Capital Investment Corp.
   Shares 20,000 .........................      12/17/97            $400,000
   Shares 15,000 .........................       3/24/98             320,625

   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


8. FEDERAL INCOME TAX INFORMATION

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                          Expiration Year
                              ------------------------------------
Fund                            2009         2010          2011         Total
-----                         --------   -----------   -----------   -----------
Mid-Cap "EDGE"(SM) Fund ..... $709,370   $42,302,856   $39,716,177   $82,728,403

   The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.


9. OTHER

   Effective December 3, 2003, the Equity Income Fund changed its name from Phoenix-Seneca Real Estate Securities Fund to Phoenix-Seneca Equity Income Fund.


10. SUBSEQUENT EVENT

   On or about June 1, 2004, W.S. Griffith Securities, Inc. will be sold to Linsco/Private Ledger, an independent broker/dealer and will no longer be a subsidiary of PNX.


11. PROXY VOTING PROCEDURES

   The advisers and subadvisers to each of the Phoenix-affiliated Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS AND          LENGTH OF      OVERSEEN BY                          DURING PAST 5 YEARS AND
     DATE OF BIRTH           TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway             Served since        35         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC    2000.                          Trustee/Director, Realty Foundation of New York (1972-present), Pace
101 Park Avenue                                             University (1978-present), New York Housing Partnership Development
New York, NY 10178                                          Corp. (Chairman) (1981-present), Greater New York Councils, Boy Scouts
DOB: 8/2/29                                                 of America (1985-present), The Academy of Political Science (Vice
                                                            Chairman) (1985-present), Urstadt Biddle Property Corp. (1989-present),
                                                            The Harlem Youth Development Foundation (1998-2002). Chairman,
                                                            Metropolitan Transportation Authority (1992-2001). Director, Trism, Inc.
                                                            (1994-2001), Consolidated Edison Company of New York, Inc. (1970-2002),
                                                            Atlantic Mutual Insurance Company (1974-2002), Centennial Insurance
                                                            Company (1974-2002), Josiah Macy, Jr., Foundation (1975-present), Union
                                                            Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities
                                                            Fund (Advisory Director) (1990-2000), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne          Served since        35         Currently retired.
The Flat, Elmore Court       1999.
Elmore, GL05, GL2 3NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara        Served since        37         Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of        2001.                          (1982-present).
New York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris            Served since        35         Currently retired, Vice President, W.H. Reaves and Company (investment
164 Laird Road               2000.                          management) (1993-2003).
Colts Neck, NJ 07722
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------

                                                        INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
     NAME, ADDRESS,                         PORTFOLIOS IN
      DATE OF BIRTH                          FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH        LENGTH OF       OVERSEEN BY                          DURING PAST 5 YEARS AND
          TRUST              TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
*Philip R. McLoughlin        Served since        70         Consultant, Phoenix Investment Partners Ltd. (2002-present). Director,
DOB: 10/23/46                2000.                          PXRE Corporation (Delaware) (1985-present), World Trust Fund
                                                            (1991-present). Chairman (1997-2002), Director (1995-2002), Vice
Chairman                                                    Chairman (1995-1997) and Chief Executive Officer (1995-2002), Phoenix
                                                            Investment Partners, Ltd. Director and Executive Vice President, The
                                                            Phoenix Companies, Inc. (2000-2002). Director (1994-2002) and Executive
                                                            Vice President, Investments (1987-2002), Phoenix Life Insurance Company.
                                                            Director (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                            Counsel, Inc. Director (1982-2002) and President (1990-2000), Phoenix
                                                            Equity Planning Corporation. Chairman and President, Phoenix/Zweig
                                                            Advisers LLC (2001-2002). Director (2001-2002) and President (April
                                                            2002-September 2002), Phoenix Investment Management Company. Director
                                                            and Executive Vice President, Phoenix Life and Annuity Company
                                                            (1996-2002). Director (1995-2000) and Executive Vice President
                                                            (1994-2002), PHL Variable Insurance Company. Director, Phoenix National
                                                            Trust Holding Company (2001-2002). Director (1985-2002) and Vice
                                                            President (1986-2002), PM Holdings, Inc. Director, W.S. Griffith
                                                            Associates, Inc. (1995-2002). Director (1992-2002) and President
                                                            (1993-1994), W.S. Griffith Securities, Inc.

------------------------------------------------------------------------------------------------------------------------------------

* Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
  Phoenix Investment Partners, Ltd. and its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
    NAME, ADDRESS AND          TRUST AND LENGTH OF                                  PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                TIME SERVED                                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Gail P. Seneca                President since 1996.      President and Chief Executive and Investment Officer, Seneca Capital
909 Montgomery Street                                    Management LLC (1996-present). Managing Director, Equities, Phoenix
San Francisco, CA 94133                                  Investment Counsel, Inc. (1998-present). Managing General Partner and Chief
DOB: 3/7/53                                              Executive and Investment Officer, GMG/Seneca Capital Management LP
                                                         (1989-present). President, GenCap, Inc. (1994-present). Trustee,
                                                         Phoenix-Seneca Funds (1996-2000).
------------------------------------------------------------------------------------------------------------------------------------
William R. Moyer              Executive Vice President   Senior Vice President (1995-1999), Chief Financial Officer
DOB: 8/16/44                  since 2000.                (1995-present), and Executive Vice President (1999-present), Phoenix
                                                         Investment Partners, Ltd. Director (1998-present), Executive Vice
                                                         President, Chief Financial Officer and Treasurer (2000-present), Senior
                                                         Vice President and Chief Financial Officer (1996-2000), Phoenix Equity
                                                         Planning Corporation. Director (1998-present), Senior Vice President,
                                                         Chief Financial Officer and Treasurer (1996-present), Phoenix Investment
                                                         Counsel, Inc. Director (2000-present), Treasurer (1996- present), Senior
                                                         Vice President (2000-2002), Executive Vice President (2000-present).
                                                         Duff & Phelps Investment Management Co. Executive Vice President,
                                                         Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
John F. Sharry                Executive Vice President   Executive Vice President (1998-present), Phoenix Investment Partners,
DOB: 3/28/52                  since 2002.                Ltd. President, Phoenix Equity Planning Corporation (2000-present).
                                                         Executive Vice President, Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss              Treasurer since 2000.      Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                                            Assistant Treasurer (2001-present), Phoenix Equity Planning Corporation.
                                                         Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Wirth              Secretary since 2002.      Vice President and Insurance and Investment Products Counsel
One American Row                                         (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
Hartford, CT 06102                                       Director (2003-present), President (2003-present), Assistant Secretary
DOB: 11/14/58                                            (2002-present), Phoenix Variable Advisors, Inc. Secretary
                                                         (2002-present), Chief Legal Officer (2003-present), Phoenix Fund
                                                         Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-SENECA FUNDS
909 Montgomery Street
San Francisco, California 94133


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris


OFFICERS
Gail P. Seneca, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Chief Legal Officer
   and Secretary

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

SUBADVISER
Seneca Capital Management LLC
909 Montgomery Street
San Francisco, California 94133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


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                                                                 ---------------
                                                                    PRESORTED
                                                                     STANDARD
                                                                       U.S.
                                                                     POSTAGE
                                                                       PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 1140A (5/04)


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

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ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

    (a)(1) Not applicable.


    (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940  Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3) Not yet effective.

    (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   Phoenix-Seneca Funds
           ---------------------------------------------------------------------

By (Signature and Title)*   /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                            Philip R. McLoughlin, Chairman
                            (principal executive officer)

Date   June 4, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                            Philip R. McLoughlin, Chairman
                            (principal executive officer)

Date   June 4, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                            Nancy G. Curtiss, Treasurer
                            (principal financial officer)

Date   June 4, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.